PRAGMA Investment Trust
                            -----------------------
                             PRAGMA Providence Fund
                             ----------------------














                               Semi-Annual Report
                               September 30, 1997
                                  (Unaudited)
























         Investment Adviser                              Administrator
         ------------------                              -------------
             PRAGMA, Inc.                        Countrywide Fund Services, Inc.
         7150 Greenville Ave.                          312 Walnut Street
          Suite 101 - LB 340                             P.O. Box 5354
         Dallas, Texas 75231                      Cincinnati, Ohio 45202-5354
            1.214.373.3585                               1.800.738.2065

RRAGMA Providence Fund
Statement of Assets and Liabilities
September 30, 1997 (Unaudited)

ASSETS
Investments in securities:
     At acquisition cost                                 $   3,650,497
                                                         =============
     At value (Note 1)                                   $   4,302,494
Investments in repurchase agreements (Note 1)                  273,000
Cash                                                               459
Receivable for capital shares sold                                  50
Dividends receivable                                             2,382
                                                         -------------
     TOTAL ASSETS                                            4,578,385
                                                         -------------

LIABILITIES
Payable to affiliates (Note 3)                                   5,558
Payable for securities purchased                                12,062
                                                         -------------
     TOTAL LIABILITIES                                          17,620
                                                         -------------
NET ASSETS                                                  $4,560,765
                                                         =============

Net assets consist of:
Paid-in capital (Note 1)                                 $   3,983,337
Accumulated net realized losses from security
   transactions                                                (66,303)
Accumulated net investment loss                                 (8,266)
Net unrealized appreciation on investments                     651,997
                                                         -------------
Net assets                                               $   4,560,765
                                                         =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                  397,180
                                                         =============

Net asset value, offering price and redemption price
   per share (Note 1)                                    $       11.48
                                                         =============

See accompanying notes to financial statements.

     PRAGMA Providence Fund
     Statement of Operations
     For the Six Months Ended September 30 , 1997 (Unaudited)

     INVESTMENT INCOME
       Dividend income                            $    18,967
       Interest income                                  4,062
                                                  -----------
            TOTAL INVESTMENT INCOME                    23,029
                                                  -----------

     EXPENSES
       Investment management fees (Note 3)             31,295
                                                  -----------

     NET INVESTMENT LOSS                               (8,266)
                                                  -----------

     REALIZED AND UNREALIZED GAINS
       ON INVESTMENTS
       Net realized gains from security
            transactions                              191,825
       Net change in unrealized
            appreciation/depreciation on
            investments                               772,093
                                                  -----------

     NET REALIZED AND UNREALIZED
       GAINS ON INVESTMENTS                           963,918
                                                  -----------

     NET INCREASE IN NET ASSETS FROM
       OPERATIONS                                 $   955,652
                                                  ===========


     See accompanying notes to financial statements.


PRAGMA Providence Fund
Statements of Changes in Net Assets
For the Periods Ended September 30, 1997 and March 31, 1997

                                                               Six Months
                                                                 Ended              Year
                                                             Sept. 30, 1997         Ended
                                                               (Unaudited)      March 31, 1997

FROM OPERATIONS:
   Net investment loss                                       $        (8,266)   $       (30,026)
   Net realized gains (losses) from security transactions            191,825           (258,128)
   Net change in unrealized appreciation/
     depreciation on investments                                     772,093           (120,096)
                                                             ---------------    ---------------
Net increase (decrease) in net assets from operations                955,652           (408,250)
                                                             ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                                   --                 --
   Distributions from net realized gains                                  --                 --
                                                             ---------------    ---------------
Decrease in net assets from distributions to shareholders                 --                 --
                                                             ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (a):
   Proceeds from shares sold                                        220,830           3,699,846
   Net asset value of shares issued in
     reinvestment of distributions to shareholders                       --                  --
   Payments for shares redeemed                                    (397,693)             (9,620)
                                                             --------------     ---------------
Net increase (decrease) in net assets from capital share
   transactions                                                    (176,863)          3,690,226
                                                             --------------     ---------------
TOTAL INCREASE IN NET ASSETS                                        778,789           3,281,976

NET ASSETS:
   Beginning of period (Note 1)                                   3,781,976             500,000
                                                             --------------     ---------------
   End of period                                             $    4,560,765     $     3,781,976
                                                             ==============     ===============

(a)CAPITAL SHARE ACTIVITY:
   Shares sold                                                       19,962             366,602
   Shares issued in reinvestment of distributions to
     shareholders                                                        --                  --
   Shares redeemed                                                  (38,459)               (925)
                                                             --------------     ---------------
Net increase (decrease) in shares outstanding                       (18,497)            365,677
   Shares outstanding, beginning of period (Note 1)                 415,677              50,000
                                                             --------------     ---------------
   Shares outstanding, end of period                                397,180             415,677
                                                             ==============     ===============

See accompanying notes to financial statements.


PRAGMA Providence Fund
Financial Highlights


Per share data for a share outstanding throughout each period:

                                                      Six Months
                                                        Ended                     Year
                                                    Sept. 30, 1997                Ended
                                                      (Unaudited)             March 31, 1997

Net asset value at beginning of period                $      9.10              $      10.00
                                                      -----------              ------------

Income from investment operations:
     Net investment loss                                    (0.02)                    (0.07)
     Net realized and unrealized losses
        on investments                                       2.40                     (0.83)
                                                      -----------              ------------
Total from investment operations                             2.38                     (0.90)
                                                      -----------              ------------

Less distributions:
     Dividends from net investment income                      --                        --
     Distributions from net realized gains                     --                        --
                                                      -----------              ------------
Total distributions                                            --                        --
                                                      -----------              ------------

Net asset value at end of period                      $     11.48              $       9.10
                                                      ===========              ============

Ratios and supplemental data:

     Total return                                          26.15%                   (9.00)%
                                                      ===========              ============

     Net assets at end of period (000's)              $     4,561              $      3,782
                                                      ===========              ============

     Ratio of expenses to average net assets                1.50%(A)                  1.50%

     Ratio of net investment loss to average
        net assets                                         (.40)%(A)                 (.85)%
     Portfolio turnover rate                                 272%(A)                   241%

     Average commission rate per share                $    0.0355              $     0.0486


(A) Annualized.

See accompanying notes to financial statements.

PRAGMA Providence Fund
Portfolio of Investments
September 30, 1997 (Unaudited)

                                                         Market
INVESTMENTS IN COMMON STOCK - 94.3%        Shares         Value
----------------------------------------------------------------
COMPUTERS & COMMUNICATION - 25.5%
AirTouch Communications, Inc.*             3,000      $  106,313
Cisco Systems, Inc.*                       1,800         131,512
Compaq Computer Corp.*                     3,000         224,250
Intel Corp.                                1,800         166,162
Lucent Technologies, Inc.                  2,000         162,750
Microsoft Corp.*                             900         119,081
Motorala, Inc.                             1,800         129,375
Tellabs, Inc.*                             2,400         123,600
                                                       ---------
                                                       1,163,043
                                                       ---------
MEDICAL - 25.4%
Baxter International, Inc.                 2,000         104,500
Boston Scientific Corp.*                   2,200         121,413
Guidant Corp.                              4,000         224,000
Eli Lilly and Co.                          1,200         144,525
Medtronic, Inc.                            3,000         141,000
Pfizer, Inc.                               2,500         150,156
Pharmacia & Upjohn, Inc.                   3,300         120,450
Schering-Plough Corp.                      3,000         154,500
                                                       ---------
                                                       1,160,544
                                                       ---------
FINANCIAL - 22.4%
Banc One Corp.                             2,700         150,694
Fleet Financial Group, Inc.                1,800         118,013
Jefferson-Pilot Corp.                      1,500         118,500
Lincoln National Corp.                     1,800         125,325
Schwab (Charles) Corp.                     3,000         107,250
Southtrust Corp.                           3,000         147,750
SunAmerica, Inc.                           3,000         117,562
Wells Fargo & Co.                            500         137,500
                                                       ---------
                                                       1,022,594
                                                       ---------
OILFIELD PRODUCTION & EQUIPMENT - 10.3%
Baker Hughes, Inc.                         2,700         118,125
Dresser Industries, Inc.                   2,700         116,100
Mobil Corp.                                1,400         103,600
Unocal Corp.                               3,000         129,750
                                                       ---------
                                                         467,575
                                                       ---------

MISCELLANEOUS - 5.5%
PACCAR, Inc.                               2,200         123,200
Textron, Inc.                              2,000         130,000
                                                       ---------
                                                         253,200
                                                       ---------
AEROSPACE/DEFENSE - 5.2%
Lockheed Martin Corp.                      1,100         117,288
Raytheon Co.                               2,000         118,250
                                                       ---------
                                                         235,538
                                                       ---------

TOTAL COMMON STOCK                                    $4,302,494
                                                       ---------
(Cost $3,650,497)


                                                  Face           Market
REPURCHASE AGREEMENTS(a) - 6.0%                  Amount          Value
------------------------------------------------------------------------
Star Bank, N.A., 5.45%, dated 9/30/97,
due 10/1/97, repurchase proceeds $273,041    $   273,000      $   273,000
                                             -----------      -----------
TOTAL REPURCHASE AGREEMENTS                  $   273,000      $   273,000
                                             ===========      -----------
TOTAL INVESTMENTS AND REPURCHASE
AGREEMENTS AT VALUE - 100.3%                                  $ 4,575,494

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%                    (14,729)
                                                              -----------
NET ASSETS - 100.0%                                           $ 4,560,765
                                                              ===========


* Non-income producing securities.
(a) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

                             PRAGMA Providence Fund

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)

1.  Significant Accounting Policies

The PRAGMA Providence Fund (the Fund) is a diversified series of PRAGMA Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on January 10, 1996. The Fund was capitalized on February 13, 1996, when John H. Alban, Jr., the President of the Fund's investment adviser, PRAGMA, Inc. (the Adviser), purchased the initial shares of the Fund at $10.00 per share. The public offering of shares of the Fund commenced on April 1, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund is an aggressive growth equity mutual fund which seeks long-term capital appreciation through investment in common stocks. Dividend income is only an incidental consideration to the Fund's investment objective.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued based on the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

                             PRAGMA Providence Fund

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)




Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 1997, net unrealized appreciation on investments was $651,997 for federal income tax purposes, of which $674,091 related to appreciated securities and $22,094 related to depreciated securities based on a federal income tax cost basis of $3,650,497.

As of March 31, 1997, the Fund had a capital loss carryforward for federal income tax purposes of $171,721, which expires on March 31, 2005. In addition, the Fund elected to treat $84,546 of net realized losses from security transactions, which occurred after October 31, 1996, as having been incurred in the Fund's tax year ending March 31, 1998.

2.  Investment Transactions

During the six months ended September 30, 1997, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,401,656 and $5,696,281, respectively.

                             PRAGMA Providence Fund

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1997
                                   (Unaudited)



3.  Transactions with Affiliates

The Chairman of the Board of the Trust is also the President of the Adviser Certain other trustees and officers of the Trust are also officers of the Adviser or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust. Approximately 52% of the Fund was directly or indirectly owned by officers and Trustees of the Trust as of September 30, 1997.

INVESTMENT  ADVISORY  AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of average daily net assets of the Fund. The Adviser pays all operating expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses.

In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to the fees and expenses of the Trust's independent Trustees. There were no fees paid or expenses reimbursed to the Trustees for the current year.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENTS Under the terms of the Administration, Accounting and Transfer Agency Agreements between the Trust, the Adviser and CFS, CFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. CFS supervises the preparation of tax returns for the Fund, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Adviser, out of its investment management fee, pays CFS a monthly base fee, an asset-based fee and a fee based on the number of shareholder accounts. In addition, the Adviser reimburses CFS for its out-of-pocket expenses including, but not limited to, postage, supplies and the costs of pricing the Fund's portfolio securities.